Income and Expenses - Schedule of Finance Result (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Finance income	SFr 660	SFr 216	SFr 1,241	SFr 253
Finance expense	(87)	(17)	(128)	(1,297)
Fair value adjustment on warrant liabilities	1,370	(2,625)	(1,699)	(2,203)
Foreign currency exchange gain (loss)	(267)	408	1,527	161
Finance result	SFr 1,676	SFr (2,018)	SFr 941	SFr (3,086)